LEASES AND RIGHT-OF-USE ASSETS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Potential future cash flow	$ 22	$ 21	$ 21
Depreciation	9	8	7
Additions	10	5	2
Lease incentives received	3
Net lease liabilities	43	37	44
Current lease liabilities	9	8	8
Non-current lease liabilities	34	29	36
Opiant
Disclosure of quantitative information about right-of-use assets [line items]
Additions	2
SG&A | Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	6	5	4
Cost of sales | Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	$ 3	$ 3	$ 3